Investments in associates and joint ventures (Summarized financial information of material associates) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gross amounts of the associates'
Current assets	¥ 92,471,124	¥ 66,137,631
Non-current assets	408,300,099	383,767,027
Current liabilities	(186,398,301)	(154,048,091)
Non-current liabilities	(180,814,909)	(144,240,369)
Equity	133,558,013	151,616,198	¥ 130,379,046	¥ 116,121,670
Equity attributable to shareholders	113,047,814	129,845,923
Non-controlling interests.	20,510,199	21,770,275	21,575,311
Revenue	204,605,083	169,446,338	174,009,401
Net profit/(loss)	(13,190,889)	2,610,563	1,108,205
Consolidated net (loss)/profit attributable to equity holders of the Company	(10,636,194)	2,377,851	766,345
Total comprehensive income/(loss) attributable to shareholders	(10,933,871)	1,599,471	¥ 1,498,013
Sichuan Hydropower [member]
Gross amounts of the associates'
Current assets	1,011,553	825,632
Non-current assets	15,969,523	14,836,413
Current liabilities	(4,346,583)	(3,731,524)
Non-current liabilities	(7,720,769)	(7,171,879)
Equity	4,913,724	4,758,642
Equity attributable to shareholders	3,685,293	3,568,982
Non-controlling interests.	1,228,431	1,189,660
Revenue	2,489,554	2,396,218
Gross Profit	1,246,712	701,606
Net profit/(loss)	662,406	555,009
Consolidated net (loss)/profit attributable to equity holders of the Company	410,948	348,660
Total comprehensive income/(loss) attributable to shareholders	410,948	348,660
Dividend received from the associates	144,520	98,449
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	¥ 3,685,293	¥ 3,568,982
The Group's effective interest	49.00%	49.00%
The Group's share of net assets attributable to shareholders of the associate	¥ 1,805,794	¥ 1,748,801
Impact of adjustments	207,586	207,586
Carrying amount in the consolidated financial statements	2,013,380	1,956,387
SECL [member]
Gross amounts of the associates'
Current assets	27,003,410	21,111,690
Non-current assets	104,596,390	92,332,480
Current liabilities	(27,078,010)	(22,565,250)
Non-current liabilities	(54,855,980)	(48,951,200)
Equity	49,665,810	41,927,720
Equity attributable to shareholders	27,264,740	27,346,169
Non-controlling interests.	22,401,070	14,581,551
Revenue	29,975,740	20,597,600
Gross Profit	6,091,800	5,952,100
Net profit/(loss)	2,367,920	4,248,550
Consolidated net (loss)/profit attributable to equity holders of the Company	2,281,820	3,929,390
Other comprehensive loss attributable to shareholders	(150,771)	(578,559)
Total comprehensive income/(loss) attributable to shareholders	2,131,049	3,350,831
Dividend received from the associates	309,423	49,587
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	¥ 27,264,740	¥ 27,346,169
The Group's effective interest	25.02%	25.02%
The Group's share of net assets attributable to shareholders of the associate	¥ 6,821,638	¥ 6,842,011
Impact of adjustments	1,161,810	1,161,810
Carrying amount in the consolidated financial statements	7,983,448	8,003,821
Huaneng Finance [member]
Gross amounts of the associates'
Current assets	33,699,466	27,426,242
Non-current assets	18,287,225	20,003,370
Current liabilities	(44,746,000)	(40,458,908)
Non-current liabilities	(105,762)	(553)
Equity	7,134,929	6,970,151
Equity attributable to shareholders	7,134,929	6,970,151
Revenue	1,606,826	1,600,537
Gross Profit	955,394	1,014,653
Net profit/(loss)	944,778	943,215
Consolidated net (loss)/profit attributable to equity holders of the Company	944,778	943,215
Other comprehensive loss attributable to shareholders		(153,979)
Total comprehensive income/(loss) attributable to shareholders	944,778	789,236
Dividend received from the associates	156,000	180,000
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	¥ 7,134,929	¥ 6,970,151
The Group's effective interest	20.00%	20.00%
The Group's share of net assets attributable to shareholders of the associate	¥ 1,426,986	¥ 1,394,030
Carrying amount in the consolidated financial statements	1,426,986	1,394,030
Hanfeng Power [member]
Gross amounts of the associates'
Current assets	946,505	964,515
Non-current assets	1,169,435	1,279,233
Current liabilities	(520,045)	(328,093)
Non-current liabilities	(15,718)	(36,218)
Equity	1,580,177	1,879,437
Equity attributable to shareholders	1,580,177	1,879,437
Revenue	1,779,286	1,873,548
Gross Profit	(236,323)	22,637
Net profit/(loss)	(276,684)	6,426
Consolidated net (loss)/profit attributable to equity holders of the Company	(276,684)	6,426
Total comprehensive income/(loss) attributable to shareholders	(276,684)	6,426
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	¥ 1,580,177	¥ 1,879,437
The Group's effective interest	40.00%	40.00%
The Group's share of net assets attributable to shareholders of the associate	¥ 632,071	¥ 751,775
Impact of adjustments	293,082	293,082
Carrying amount in the consolidated financial statements	925,153	1,044,857
Huaneng Group Fuel Company [member]
Gross amounts of the associates'
Current assets	17,257,003	5,263,174
Non-current assets	3,502,773	3,641,641
Current liabilities	(13,851,633)	(3,066,531)
Non-current liabilities	(2,934,343)	(1,780,436)
Equity	3,973,800	4,057,848
Equity attributable to shareholders	3,582,981	3,688,698
Non-controlling interests.	390,819	369,150
Revenue	68,257,609	29,928,618
Gross Profit	496,741	284,754
Net profit/(loss)	28,167	222,488
Consolidated net (loss)/profit attributable to equity holders of the Company	(2,836)	207,297
Other comprehensive loss attributable to shareholders	(2,881)	(8,695)
Total comprehensive income/(loss) attributable to shareholders	(5,717)	198,602
Dividend received from the associates	50,000	50,000
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	¥ 3,582,981	¥ 3,688,698
The Group's effective interest	50.00%	50.00%
The Group's share of net assets attributable to shareholders of the associate	¥ 1,791,491	¥ 1,844,349
Impact of adjustments	16,521	16,521
Carrying amount in the consolidated financial statements	1,808,012	1,860,870
Hainan Nuclear [member]
Gross amounts of the associates'
Current assets	1,895,782	1,894,806
Non-current assets	18,912,695	19,826,469
Current liabilities	(4,183,200)	(4,025,596)
Non-current liabilities	(11,948,437)	(13,041,682)
Equity	4,676,840	4,653,997
Equity attributable to shareholders	4,676,840	4,653,997
Revenue	3,442,936	3,367,222
Gross Profit	789,660	1,131,729
Net profit/(loss)	8,634	77,037
Consolidated net (loss)/profit attributable to equity holders of the Company	8,634	77,037
Total comprehensive income/(loss) attributable to shareholders	8,634	77,037
Reconciled to the interests in the associates
Gross amounts of net assets attributable to shareholders of the associate	¥ 4,676,840	¥ 4,653,997
The Group's effective interest	30.00%	30.00%
The Group's share of net assets attributable to shareholders of the associate	¥ 1,403,052	¥ 1,396,199
Impact of adjustments	14,076	14,076
Carrying amount in the consolidated financial statements	¥ 1,417,128	¥ 1,410,275